Label	Element	Value
MM S&P Mid Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MM S&P® Mid Cap Index Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400 Index”)*.
*
The “S&P MidCap 400 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. Standard & Poor’s®, S&P® and S&P MidCap 400® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P MidCap 400 Index.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 154 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included in the S&P MidCap 400 Index (“Index”), in weightings that approximate the relative composition of the securities contained in the Index, and in S&P MidCap 400 Index futures contracts. The Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The companies chosen for inclusion in the Index tend to be industry leaders within the U.S. economy as determined by Standard & Poor’s®. However, companies are not selected by Standard & Poor’s for inclusion in the Index because they are expected to have superior stock price performance relative to the market in general or other stocks in particular. As of December 31, 2021, the market capitalization range of companies included in the Index was $1.74 billion to $18.58 billion. If the securities represented in the Index were to become concentrated in any particular industry, the Fund’s investments would likewise be concentrated in securities of issuers in that industry; the Index is not currently concentrated in any single industry.
The Fund is passively managed, which means it tries to replicate the investment composition and performance of the Index by using computer programs and statistical procedures. The Fund’s subadviser, Northern Trust Investments, Inc. (“NTI”), will buy and sell securities in response to changes in the Index. The Fund may use Index futures contracts, a type of derivative, to gain exposure to the Index in lieu of investing in cash, or to reduce its exposure to the Index while it sells the securities in its portfolio. Use of Index futures contracts by the Fund may create investment leverage. Because the Fund, unlike the Index, is subject to fees and transaction expenses, the Fund’s returns are likely to be less than those of the Index. NTI expects that, under normal circumstances, the annual performance of the Fund, before fees and expenses, will track the performance of the Index within a 0.95 correlation coefficient.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Equity Securities Risk Although stocks may have the potential to outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, or investor confidence, or announcements of economic, political, or financial information.
Small and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of small and medium-sized companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Their shares can be less liquid than those of larger companies, especially during market declines. Small and medium-sized companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.
Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect or benefit anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.
Indexing Risk The Fund’s performance may not track the performance of the index due to a number of factors, including fees and expenses of the Fund, the Fund’s cash positions, and differences between securities held by the Fund and the securities comprising the index which may result from legal restrictions, costs, or liquidity constraints, especially during times when a sampling methodology is used.
Industry Concentration Risk The Fund may concentrate its assets in a particular industry or group of industries. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in that industry or group of industries than if the Fund invested more broadly.
Cash Position Risk If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.
Management Risk The Fund relies on the manager’s investment analysis and its selection of investments to achieve its investment objective. There can be no assurance that the Fund will achieve the intended results and the Fund may incur significant losses.
Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Passive Management Risk With an indexing strategy, there is no attempt to seek returns in excess of a benchmark index, to use defensive strategies, or to reduce the effects of any long-term poor investment performance. Therefore, the Fund would not necessarily buy or sell a security unless that security is added to, or removed from, the index, even if that security generally is underperforming.
Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class R4 and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted to reflect Class R4 and Class R3 expenses, respectively. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	4Q ’20,	24.39%	Lowest Quarter:	1Q ’20,	–29.68%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.68%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2021)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares of the Fund reflects any applicable sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

MM S&P Mid Cap Index Fund | S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2012
MM S&P Mid Cap Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	58
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 230
Annual Return 2013	rr_AnnualReturn2013	33.20%
Annual Return 2014	rr_AnnualReturn2014	9.55%
Annual Return 2015	rr_AnnualReturn2015	(2.31%)
Annual Return 2016	rr_AnnualReturn2016	20.47%
Annual Return 2017	rr_AnnualReturn2017	15.85%
Annual Return 2018	rr_AnnualReturn2018	(11.24%)
Annual Return 2019	rr_AnnualReturn2019	26.01%
Annual Return 2020	rr_AnnualReturn2020	13.58%
Annual Return 2021	rr_AnnualReturn2021	24.60%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2012
MM S&P Mid Cap Index Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2012
MM S&P Mid Cap Index Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2012
MM S&P Mid Cap Index Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 29
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	90
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	157
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 356
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2012
MM S&P Mid Cap Index Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 542
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2012
MM S&P Mid Cap Index Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 665
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2012
MM S&P Mid Cap Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	625
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	785
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	959
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,463
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2012
MM S&P Mid Cap Index Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 847
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2012
MM S&P Mid Cap Index Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,143
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2012